UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03-31-12

Check here if Amendment [   ];  Amendment Number: ___
This Amendment (Check only one):       [  ] is a restatement
                                       [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Radcliffe Capital Management, L.P. (formerly R.G. Capital
         ---------------------------------------------------------
         Management, L.P., file no. 28-10367)
         ------------------------------------
Address: 50 Monument Road, Suite 300
         ---------------------------
         Bala Cynwyd, PA 19004
         ---------------------

Form 13F File Number: 28-10367
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daneen Downey
         -------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   610-617-5900
         ------------

Signature, Place, and Date of Signing:

/s/ Daneen Downey          Bala Cynwyd, PA           May 14, 2012
-----------------          ---------------           ------------
[Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
                             ---------------------

                                REPORT SUMMARY:
                                ---------------

Number of Other Included Managers:        0
                                          --
Form 13F Information Table Entry Total:   26
                                          --
Form 13F Information Table Value Total:   $398,273
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE                  VALUE     SHARES/    SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME  OF  ISSUER          OF CLASS      CUSIP    x($1000)   PRN AMT    PRN CALL DISCRETN  MANAGERS   SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc      CONVRT BOND  007903AL1   7,004     6,750,000  PRN        Sole              1,750,000  5,000,000
Advanced Micro Devices Inc      CONVRT BOND  007903AN7  66,742    65,819,000  PRN        Sole             65,819,000
Meritor Inc                     CONVRT BOND  043353AF8   4,628     5,000,000  PRN        Sole              1,667,000  3,333,000
Charles River Laboratories Int  CONVRT BOND  159864AB3   4,560     4,500,000  PRN        Sole              4,500,000
Charming Shoppes Inc            CONVRT BOND  161133AE3   5,652     5,992,000  PRN        Sole              2,000,000  3,992,000
Cheniere Energy Inc             CONVRT BOND  16411RAE9  46,062    46,270,000  PRN        Sole             46,270,000
Digital River Inc               CONVRT BOND  25388BAD6   1,934     2,000,000  PRN        Sole              1,000,000  1,000,000
Euronet Worldwide Inc           CONVRT BOND  298736AF6  20,459    20,435,000  PRN        Sole             20,435,000
Greenbrier Cos Inc              CONVRT BOND  393657AD3  12,098    12,376,000  PRN        Sole             12,376,000
Exterran Holdings Inc           CONVRT BOND  410768AE5   3,310     3,366,000  PRN        Sole              3,366,000
Hologic Inc                     CONVRT BOND  436440AA9   2,773     2,781,000  PRN        Sole              2,781,000
iStar Financial Inc             CONVRT BOND  45031UBF7   2,939     3,000,000  PRN        Sole              3,000,000
Iconix Brand Group Inc          CONVRT BOND  451055AB3   4,890     4,902,000  PRN        Sole              4,902,000
Live Nation Entertainment Inc   CONVRT BOND  538034AB5   2,138     2,230,000  PRN        Sole                740,000  1,490,000
Alcatel-Lucent/France           CONVRT BOND  549463AG2   6,398     7,500,000  PRN        Sole              1,500,000  6,000,000
Alcatel-Lucent/France           CONVRT BOND  549463AH0  70,447    71,486,000  PRN        Sole             70,266,000  1,220,000
Nash Finch Co                   CONVRT BOND  631158AD4   3,710     7,948,000  PRN        Sole              2,500,000  5,448,000
Nektar Therapeutics             CONVRT BOND  640268AH1   2,003     2,000,000  PRN        Sole              2,000,000
PHH Corp                        CONVRT BOND  693320AH6  46,909    46,871,000  PRN        Sole             46,871,000
Powerwave Technologies Inc      CONVRT BOND  739363AF6     577     1,190,000  PRN        Sole                         1,190,000
Rambus Inc                      CONVRT BOND  750917AC0   5,244     5,250,000  PRN        Sole              5,250,000
SanDisk Corp                    CONVRT BOND  80004CAC5  43,201    43,139,000  PRN        Sole             43,139,000
Spartan Stores Inc              CONVRT BOND  846822AE4   1,707     1,760,000  PRN        Sole                         1,760,000
Standard Pacific Corp           CONVRT BOND  853763AA8  12,321    12,086,000  PRN        Sole             12,086,000
Stillwater Mining Co            CONVRT BOND  86074QAF9  20,071    20,221,000  PRN        Sole             20,221,000
THQ Inc                         CONVRT BOND  872443AB2     497     1,000,000  PRN        Sole                         1,000,000

                                             Total Mkt
Records                                  26  Value     398,273   405,872,000